Cash and Cash Equivalents - Cash and Cash Equivalents by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]	Dec. 31, 2016	[1]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 1,849	¥ 6,928	[1]	¥ 6,826		¥ 4,152
RMB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,231	6,281
USD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	395	267
EURO [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	34	53
JPY [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	17	22
Hong Kong Dollars [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	13	22
Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	100	145
AUD [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 59	¥ 138

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).